Dividends	12 Months Ended
Dec. 31, 2023
Dividends [Abstract]
Dividends
29.	DIVIDENDS

(1)
Dividends per share and the total dividends for the fiscal year ending December 31, 2022 were 980 Won and 713,497 million Won, respectively, and the dividends were approved at the regular general shareholders’ meeting held on March 24, 2023 and were paid in April 2023.

(2)
On July 21, 2023, in accordance with a resolution of the Board of Directors, the Group declared the quarterly dividend of 180 Won per share (total dividend of 130,748 million Won) with June 30, 2023 as record date, and the dividends were paid in August 2023.

(3)
On October 26, 2023, in accordance with a resolution of the Board of Directors, the Group declared the quarterly dividend of 180 won per share (a total dividend of 135,341 million Won) with September 30, 2023 as record date, and the dividends were paid in November 2023.

(4)
A dividend in respect of the year ended December 31, 2023, of 640 won per share, amounting to a total dividend of 481,213 million Won, was approved by shareholders at the annual
 general meeting on March 22, 2024, with February 29, 2024 as record date. These financial statements do not include this dividend payable.